Portfolio of Investments (unaudited)
As of January 31, 2025
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
GOVERNMENT BONDS—78.7%
ANGOLA—1.6%
Angola Government International Bonds, 9.50%, 11/12/2025(a)		$11,000,000	$ 11,073,755
AUSTRALIA—0.3%
Queensland Treasury Corp., 3.50%, 08/21/2030(a)	AUD	300,000	177,742
Treasury Corp. of Victoria, 2.25%, 11/20/2040		5,000,000	1,996,838
Total Australia			2,174,580
BRAZIL—2.2%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2029	BRL	73,000,000	10,856,053
10.00%, 01/01/2033		30,000,000	4,074,877
Total Brazil			14,930,930
DOMINICAN REPUBLIC—0.6%
Dominican Republic International Bonds, 13.63%, 02/03/2033(a)(b)	DOP	219,950,000	4,248,918
EGYPT—0.8%
Egyptian Financial Co. for Sovereign Taskeek, 10.88%, 02/28/2026(a)		$5,000,000	5,161,300
HONG KONG—0.9%
Airport Authority
4.88%, 01/12/2033(a)(b)		1,350,000	1,348,460
5.13%, 01/15/2035(a)(b)		2,131,000	2,145,931
Hong Kong Government International Bonds
5.25%, 01/11/2053(a)		1,660,000	1,733,370
5.25%, 01/11/2053(a)		700,000	730,939
Total Hong Kong			5,958,700
INDIA—10.6%
Export-Import Bank of India, 5.50%, 01/18/2033(a)		2,500,000	2,510,131
India Government Bonds
6.79%, 05/15/2027	INR	325,000,000	3,762,416
7.26%, 01/14/2029		1,340,000,000	15,797,049
9.20%, 09/30/2030		9,590,000	123,444
7.26%, 02/06/2033		270,000,000	3,213,831
6.19%, 09/16/2034		500,000,000	5,513,965
7.54%, 05/23/2036		721,000,000	8,761,262
7.41%, 12/19/2036		733,000,000	8,838,753
7.18%, 07/24/2037		250,000,000	2,966,967
7.40%, 09/19/2062		1,500,000,000	17,994,995
State of Maharashtra, 7.20%, 08/09/2027		300,000,000	3,478,266
Total India			72,961,079
INDONESIA—22.8%
Indonesia Government International Bonds
8.50%, 10/12/2035(a)		$9,880,000	12,216,879
7.75%, 01/17/2038(a)		6,000,000	7,214,954
	Principal Amount		Value

Indonesia Treasury Bonds
6.13%, 05/15/2028	IDR	271,570,000,000	$ 16,364,175
9.00%, 03/15/2029		200,000,000,000	13,198,650
8.25%, 05/15/2029		240,000,000,000	15,467,337
7.00%, 09/15/2030		65,000,000,000	4,003,282
6.50%, 02/15/2031		21,000,000,000	1,261,585
8.75%, 05/15/2031		300,000,000,000	20,074,233
9.50%, 07/15/2031		16,000,000,000	1,110,057
7.00%, 02/15/2033		365,606,000,000	22,430,040
6.63%, 02/15/2034		34,000,000,000	2,036,871
6.75%, 07/15/2035		235,000,000,000	14,137,341
8.25%, 05/15/2036		69,000,000,000	4,608,396
7.13%, 06/15/2038		230,000,000,000	14,071,485
8.38%, 04/15/2039		98,500,000,000	6,645,668
7.50%, 04/15/2040		44,000,000,000	2,776,022
Total Indonesia			157,616,975
IVORY COAST—0.7%
Ivory Coast Government International Bonds, 8.25%, 01/30/2037(a)(c)		$5,000,000	4,862,500
MALAYSIA—1.4%
Malaysia Government Bonds
3.90%, 11/16/2027	MYR	5,000,000	1,133,854
3.73%, 06/15/2028		5,000,000	1,127,824
4.70%, 10/15/2042		16,500,000	4,007,606
4.07%, 06/15/2050		14,800,000	3,276,336
Total Malaysia			9,545,620
MEXICO—3.1%
Mexico Bonos, 8.50%, 05/31/2029	MXN	469,000,000	21,677,161
MONGOLIA—0.4%
Mongolia Government International Bonds, 8.65%, 01/19/2028(a)		$2,400,000	2,531,096
NIGERIA—2.0%
Nigeria Government International Bonds, 8.75%, 01/21/2031(a)		14,100,000	13,815,208
PAKISTAN—6.0%
Pakistan Global Sukuk Programme Co. Ltd., 7.95%, 01/31/2029(a)		6,245,000	5,844,671
Pakistan Government International Bonds
8.25%, 09/30/2025(a)		2,709,000	2,702,227
6.88%, 12/05/2027(a)		4,000,000	3,715,256
7.38%, 04/08/2031(a)		1,855,000	1,602,282
Pakistan Investment Bonds, 14.00%, 09/20/2027	PKR	2,400,000,000	9,027,155
Pakistan Treasury Bills, 16.07%, 05/29/2025		5,295,000,000	18,280,567
Total Pakistan			41,172,158
PHILIPPINES—10.5%
Philippines Government Bonds
8.00%, 07/19/2031	PHP	755,000,000	14,287,739
6.75%, 09/15/2032		1,118,370,000	19,913,765
6.63%, 08/17/2033		148,140,000	2,608,045
6.25%, 01/25/2034		440,220,000	7,587,624
9.25%, 11/05/2034		435,710,000	9,072,817
8.00%, 09/30/2035		260,310,000	5,038,107

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2025
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
GOVERNMENT BONDS (continued)
PHILIPPINES (continued)
Philippines Government International Bonds
6.38%, 10/23/2034		$6,500,000	$ 6,961,102
4.20%, 03/29/2047		2,570,000	2,048,670
5.50%, 01/17/2048		5,200,000	4,970,223
Total Philippines			72,488,092
SAUDI ARABIA—0.4%
Saudi Government International Bonds, 5.75%, 01/16/2054(a)		3,000,000	2,842,464
SOUTH AFRICA—2.9%
Republic of South Africa Government Bonds
8.25%, 03/31/2032	ZAR	256,987,600	12,716,983
8.50%, 01/31/2037		165,000,000	7,470,524
Total South Africa			20,187,507
SOUTH KOREA—4.6%
Export-Import Bank of Korea, 5.13%, 01/11/2033		$4,884,000	4,915,044
Korea Electric Power Corp., 5.38%, 07/31/2026(a)		5,000,000	5,049,615
Korea Housing Finance Corp.
5.13%, 01/21/2030(a)		5,000,000	5,042,658
4.63%, 02/24/2033(a)		5,000,000	4,845,841
Korea Treasury Bonds, 2.50%, 03/10/2052	KRW	18,300,000,000	12,111,810
Total South Korea			31,964,968
SUPRANATIONAL—6.3%
European Bank for Reconstruction & Development, 6.75%, 03/14/2031	INR	850,000,000	9,729,889
Inter-American Development Bank EMTN, 7.00%, 04/17/2033		850,000,000	9,882,123
International Bank for Reconstruction & Development
7.05%, 07/22/2029		817,000,000	9,457,312
7.00%, 01/25/2031		1,250,000,000	14,449,079
Total Supranational			43,518,403
TAJIKISTAN—0.4%
Republic of Tajikistan International Bonds, 7.13%, 09/14/2027(a)(c)		$3,000,000	2,943,960
URUGUAY—0.2%
Uruguay Government International Bonds, 8.25%, 05/21/2031	UYU	79,419,234	1,701,972
Total Government Bonds			543,377,346
CORPORATE BONDS—78.0%
AUSTRALIA—9.8%
Australia & New Zealand Banking Group Ltd., (fixed rate to 08/12/2027, variable rate thereafter), 5.91%, 08/12/2032(b)	AUD	900,000	571,006
	Principal Amount		Value

Commonwealth Bank of Australia
(fixed rate to 11/09/2027, variable rate thereafter), 6.86%, 11/09/2027(a)(b)	AUD	4,000,000	$ 2,605,420
(fixed rate to 03/15/2033, variable rate thereafter), 6.70%, 03/15/2033(b)		7,500,000	4,973,428
Emeco Pty. Ltd., 6.25%, 07/10/2026(b)		1,000,000	614,221
Macquarie Bank Ltd., 3.62%, 06/03/2030(a)		$4,245,000	3,886,017
Mineral Resources Ltd., 8.00%, 11/01/2027(a)(b)		6,000,000	6,148,422
National Australia Bank Ltd.
(fixed rate to 08/03/2027, variable rate thereafter), 6.32%, 08/03/2032(a)(b)	AUD	7,500,000	4,803,052
6.43%, 01/12/2033(a)		$2,000,000	2,091,459
(fixed rate to 03/09/2028, variable rate thereafter), 6.16%, 03/09/2033(a)(b)	AUD	1,500,000	960,079
NBN Co. Ltd., 5.00%, 08/28/2031(a)(b)		5,000,000	3,106,976
Perenti Finance Pty. Ltd., 7.50%, 04/26/2029(a)(b)		$5,000,000	5,210,850
Qantas Airways Ltd., 5.25%, 09/09/2030(a)(b)	AUD	2,000,000	1,231,103
Santos Finance Ltd., 4.13%, 09/14/2027(a)(b)		$4,900,000	4,760,271
Wesfarmers Ltd., 2.55%, 06/23/2031(a)(b)	AUD	20,000,000	10,627,090
Westpac Banking Corp.
4.11%, 04/15/2025	SGD	250,000	184,140
5.20%, 04/16/2026		$250,000	252,274
(fixed rate to 06/23/2028, variable rate thereafter), 6.49%, 06/23/2033(a)(b)	AUD	5,000,000	3,238,777
(fixed rate to 06/23/2033, variable rate thereafter), 6.93%, 06/23/2033(a)(b)		7,600,000	5,144,918
(fixed rate to 11/15/2033, variable rate thereafter), 7.20%, 11/15/2033(b)		11,000,000	7,535,152
Total Australia			67,944,655
BAHRAIN—0.4%
Bapco Energies BSC Closed, 7.50%, 10/25/2027(a)		$2,500,000	2,566,010
CHINA—13.1%
AAC Technologies Holdings, Inc., 3.75%, 06/02/2031(a)(b)		1,800,000	1,607,537
Alibaba Group Holding Ltd.
4.50%, 11/28/2034(b)		5,250,000	4,884,451
5.63%, 11/26/2054(a)(b)		5,250,000	5,088,443
Central Huijin Investment Ltd., Series 2020-4, 3.02%, 03/13/2025	CNY	30,000,000	4,135,190
CFAMC III Co. Ltd., 4.75%, 04/27/2027(a)		$7,500,000	7,341,000

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2025
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
CORPORATE BONDS (continued)
CHINA (continued)
China Construction Bank Corp., Series 2021-1, 3.45%, 08/10/2031(b)	CNY	50,000,000	$ 7,033,991
China Evergrande Group, 8.75%, 06/28/2025(a)(b)(d)(e)		$1,770,000	28,019
China Hongqiao Group Ltd., 7.05%, 01/10/2028(a)		800,000	808,739
China Oil & Gas Group Ltd., 4.70%, 06/30/2026(a)(b)		5,000,000	4,636,282
Coastal Emerald Ltd., VRN, (fixed rate to 05/30/2027, variable rate thereafter), 6.50%, 05/30/2027(a)(f)		2,340,000	2,407,615
Far East Horizon Ltd., 4.25%, 10/26/2026(a)		3,670,000	3,569,068
Fortune Star BVI Ltd.
5.00%, 05/18/2026(a)(b)		2,600,000	2,497,204
8.50%, 05/19/2028(a)(b)		2,500,000	2,515,034
GLP China Holdings Ltd., 2.95%, 03/29/2026(a)		3,962,000	3,451,320
Health & Happiness H&H International Holdings Ltd., 9.13%, 07/24/2028(a)(b)		1,200,000	1,210,795
Industrial & Commercial Bank of China Ltd.
Series 2020-2, 4.15%, 11/16/2030(b)	CNY	50,000,000	7,006,029
Series 2022-1, 3.28%, 01/20/2032(b)		30,000,000	4,246,949
Kaisa Group Holdings Ltd.
10.88%, 07/23/2023(a)(b)(d)(e)		$1,211,000	66,605
9.75%, 09/28/2023(a)(b)(d)(e)		700,000	38,500
Logan Group Co. Ltd.
6.50%, 07/16/2023(a)(b)(d)(e)		7,800,000	615,576
5.25%, 10/19/2025(a)(b)(d)(e)		7,800,000	585,000
Meituan, 4.63%, 10/02/2029(a)(b)		5,000,000	4,873,627
Science City Guangzhou Investment Group Co. Ltd., 6.80%, 08/05/2025(a)		4,950,000	4,989,572
Shimao Group Holdings Ltd.
6.13%, 02/21/2024(a)(b)(d)(e)		4,400,000	275,000
5.60%, 07/15/2026(a)(b)(d)(e)		2,800,000	174,580
Tencent Holdings Ltd., 3.84%, 04/22/2051(a)(b)		5,200,000	3,812,502
Wanda Properties Global Co. Ltd., 11.00%, 01/12/2026(a)(b)		2,025,000	1,887,097
Weibo Corp., 3.38%, 07/08/2030(b)		5,500,000	4,941,207
Yuzhou Group Holdings Co. Ltd., 8.30%, 05/27/2025(a)(b)(d)(e)		7,000,000	525,000
Zhenro Properties Group Ltd.
7.88%, 04/14/2024(a)(b)(d)(e)		4,000,000	20,000
7.10%, 09/10/2024(a)(b)(d)(e)		1,000,000	2,250
6.63%, 01/07/2026(a)(b)(d)(e)		10,457,000	52,285
Zhongsheng Group Holdings Ltd., 5.98%, 01/30/2028(a)(b)		4,810,000	4,765,909
Total China			90,092,376
Principal Amount			Value

FRANCE—0.8%
BNP Paribas SA, VRN, (fixed rate to 08/14/2028, variable rate thereafter), 8.50%, 08/14/2028(a)(f)		$5,240,000	$ 5,508,739
GEORGIA—1.0%
Bank of Georgia JSC, VRN, (fixed rate to 07/16/2029, variable rate thereafter), 9.50%, 07/16/2029(a)(f)		2,500,000	2,444,392
Georgia Global Utilities JSC, 8.88%, 07/25/2029(a)(b)		4,119,000	4,139,713
Total Georgia			6,584,105
GERMANY—0.3%
Volkswagen Financial Services Australia Pty. Ltd., 5.65%, 09/15/2028	AUD	3,910,000	2,442,490
HONG KONG—8.0%
AIA Group Ltd., 5.63%, 10/25/2027(a)(b)		$5,000,000	5,133,982
Bank of East Asia Ltd., VRN, (fixed rate to 03/15/2026, variable rate thereafter), 6.75%, 03/15/2027(a)(b)		2,500,000	2,523,547
CAS Capital No. 1 Ltd., VRN, (fixed rate to 07/12/2026, variable rate thereafter), 4.00%, 07/12/2026(a)(f)		7,000,000	6,739,183
Hongkong Land Finance Cayman Islands Co. Ltd., 5.25%, 07/14/2033(a)(b)		5,000,000	4,898,914
Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/2027(a)		15,500,000	16,508,891
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033(a)		980,000	1,121,699
Melco Resorts Finance Ltd.
5.75%, 07/21/2028(a)(b)		3,000,000	2,865,599
7.63%, 04/17/2032(a)(b)		4,769,000	4,760,799
NWD Finance BVI Ltd., VRN, (fixed rate to 03/22/2026, variable rate thereafter), 5.25%, 03/22/2026(a)(f)		6,900,000	1,781,211
NWD MTN Ltd., 8.63%, 02/08/2028(a)(b)		2,400,000	1,221,510
Phoenix Lead Ltd., 4.85%, 08/23/2025(a)(f)		3,100,000	2,477,579
Prudential Funding Asia PLC, VRN, (fixed rate to 08/03/2028, variable rate thereafter), 2.95%, 11/03/2033(a)(b)		5,400,000	4,934,817
Total Hong Kong			54,967,731
INDIA—14.2%
Axis Bank Ltd., VRN, (fixed rate to 09/08/2026, variable rate thereafter), 4.10%, 09/08/2026(a)(f)		7,600,000	7,285,365

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2025
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
CORPORATE BONDS (continued)
INDIA (continued)
GMR Hyderabad International Airport Ltd., 4.75%, 02/02/2026(a)		$1,200,000	$ 1,183,957
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/2025(a)(b)		8,206,000	8,187,375
HDFC Bank Ltd.
Series Q003, 7.90%, 08/24/2026	INR	100,000,000	1,153,083
Series 1, 7.95%, 09/21/2026		750,000,000	8,653,099
Series AB1, 7.69%, 01/27/2033		660,000,000	7,675,655
IIFL Finance Ltd., 8.75%, 07/24/2028(a)		$2,348,000	2,368,723
India Green Power Holdings, 4.00%, 02/22/2027(a)(b)(c)		6,600,298	6,296,669
Indian Railway Finance Corp. Ltd., Series 129, 8.45%, 12/04/2028	INR	50,000,000	595,862
JSW Infrastructure Ltd.
4.95%, 01/21/2029(a)(b)		$3,420,000	3,301,373
4.95%, 01/21/2029(a)(b)		1,600,000	1,544,502
Manappuram Finance Ltd., 7.38%, 05/12/2028(a)(c)		2,500,000	2,503,796
Muthoot Finance Ltd., 7.13%, 02/14/2028(a)(c)		2,389,000	2,433,084
National Highways Authority of India, 7.70%, 09/13/2029	INR	150,000,000	1,761,213
Periama Holdings LLC, 5.95%, 04/19/2026(a)		$3,280,000	3,273,440
Power Finance Corp. Ltd., 6.15%, 12/06/2028(a)		7,112,000	7,326,609
Power Grid Corp. of India Ltd.
8.13%, 04/25/2027	INR	150,000,000	1,753,561
8.13%, 04/25/2028		500,000,000	5,884,196
REC Ltd.
5.63%, 04/11/2028(a)		$3,443,000	3,485,281
4.75%, 09/27/2029(a)		5,000,000	4,899,293
Sammaan Capital Ltd.
9.00%, 04/29/2026	INR	100,000,000	1,118,322
9.70%, 07/03/2027(a)		$2,334,000	2,340,951
Shriram Finance Ltd., 6.63%, 04/22/2027(a)		5,000,000	5,029,500
UPL Corp. Ltd., 4.50%, 03/08/2028(a)		3,941,000	3,632,755
Vedanta Resources Finance II PLC
10.25%, 06/03/2028(a)(b)		1,000,000	1,025,120
10.88%, 09/17/2029(a)(b)		1,700,000	1,766,397
9.85%, 04/24/2033(a)(b)		1,800,000	1,816,520
Total India			98,295,701
INDONESIA—3.1%
Bank Mandiri Persero Tbk. PT, 5.50%, 04/04/2026(a)		2,216,000	2,224,527
Bank Negara Indonesia Persero Tbk. PT, VRN, (fixed rate to 03/24/2027, variable rate thereafter), 4.30%, 03/24/2027(a)(f)		1,430,000	1,358,298
Krakatau Posco PT, 6.38%, 06/11/2027(a)		3,750,000	3,766,071
	Principal Amount		Value

LLPL Capital Pte. Ltd., 6.88%, 02/04/2039(a)(c)		$4,629,887	$ 4,688,585
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/2029(a)(b)		3,506,000	3,711,529
Pertamina Geothermal Energy PT, 5.15%, 04/27/2028(a)(b)		2,892,000	2,886,519
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.15%, 05/21/2048(a)		3,129,000	3,013,779
Total Indonesia			21,649,308
ISRAEL—0.2%
Teva Pharmaceutical Finance Netherlands III BV, 7.88%, 09/15/2029(b)		1,200,000	1,297,631
JAPAN—0.9%
Rakuten Group, Inc., 11.25%, 02/15/2027(a)		3,500,000	3,825,570
SoftBank Group Corp., 7.00%, 07/08/2031(a)(b)		2,500,000	2,538,973
Total Japan			6,364,543
KAZAKHSTAN—0.9%
Development Bank of Kazakhstan JSC, 10.95%, 05/06/2026(a)	KZT	3,265,000,000	6,021,945
KUWAIT—0.5%
MEGlobal Canada ULC, 5.00%, 05/18/2025(a)		$3,659,000	3,654,719
MACAO—2.7%
MGM China Holdings Ltd., 7.13%, 06/26/2031(a)(b)		3,600,000	3,670,079
Sands China Ltd., 5.40%, 08/08/2028(b)		5,900,000	5,874,017
Studio City Finance Ltd., 5.00%, 01/15/2029(a)(b)		3,500,000	3,189,252
Wynn Macau Ltd., 5.63%, 08/26/2028(a)(b)		6,000,000	5,789,915
Total Macao			18,523,263
MALAYSIA—2.7%
DRB-Hicom Bhd., IMTN, 5.10%, 12/12/2029	MYR	5,000,000	1,173,013
Khazanah Capital Ltd., 4.76%, 09/05/2034(a)		$5,100,000	4,878,614
Pengerang LNG Two Sdn Bhd.
IMTN, 2.86%, 10/20/2028	MYR	5,000,000	1,081,649
IMTN, 2.92%, 10/19/2029		5,000,000	1,073,976
Petroliam Nasional Bhd., 7.63%, 10/15/2026(a)		$2,000,000	2,089,956
Petronas Capital Ltd.
3.50%, 04/21/2030(a)(b)		2,300,000	2,138,571
4.80%, 04/21/2060(a)(b)		2,600,000	2,243,461
Press Metal Aluminium Holdings Bhd., IMTN, 4.00%, 08/15/2025	MYR	5,000,000	1,123,355
Tenaga Nasional Bhd., 7.50%, 01/15/2096(a)		$2,700,000	2,601,990
Total Malaysia			18,404,585
MOROCCO—0.4%
OCP SA, 7.50%, 05/02/2054(a)(b)		2,672,000	2,706,201

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2025
abrdn Asia-Pacific Income Fund, Inc.

Principal Amount			Value
CORPORATE BONDS (continued)
PHILIPPINES—1.6%
AC Energy Finance International Ltd., 5.10%, 11/25/2025(a)(f)		$3,400,000	$ 2,814,846
Globe Telecom, Inc.
VRN, (fixed rate to 08/02/2026, variable rate thereafter), 4.20%, 08/02/2026(a)(f)		2,097,000	2,037,558
3.00%, 07/23/2035(a)(b)		2,000,000	1,566,762
ICTSI Treasury BV, 5.88%, 09/17/2025(a)		4,500,000	4,522,500
Total Philippines			10,941,666
SAUDI ARABIA—0.7%
Greensaif Pipelines Bidco SARL, 6.10%, 08/23/2042(a)(c)		5,014,000	4,928,090
SINGAPORE—0.8%
DBS Group Holdings Ltd., 5.48%, 09/12/2025(a)		2,820,000	2,834,839
GLP Pte. Ltd., VRN, (fixed rate to 05/17/2026, variable rate thereafter), 4.50%, 05/17/2026(a)(f)		4,538,000	2,481,961
Total Singapore			5,316,800
SOUTH KOREA—3.9%
Busan Bank Co. Ltd., 3.63%, 07/25/2026(a)		5,100,000	4,976,649
Kookmin Bank, 2.50%, 11/04/2030(a)		2,000,000	1,717,159
Shinhan Bank Co. Ltd., 4.50%, 03/26/2028(a)		5,900,000	5,770,404
Shinhan Financial Group Co. Ltd., 5.00%, 07/24/2028(a)		4,900,000	4,901,774
SK Hynix, Inc., 6.50%, 01/17/2033(a)		5,400,000	5,715,236
Woori Bank, VRN, (fixed rate to 07/24/2029, variable rate thereafter), 6.38%, 07/24/2029(a)(f)		3,500,000	3,541,264
Total South Korea			26,622,486
SUPRANATIONAL—1.4%
Asian Infrastructure Investment Bank, 6.65%, 06/30/2033(a)	INR	550,000,000	6,175,862
Corp. Andina de Fomento, 8.25%, 04/26/2034		320,000,000	3,798,456
Total Supranational			9,974,318
SWITZERLAND—0.7%
UBS Group AG
VRN, (fixed rate to 11/13/2028, variable rate thereafter), 9.25%, 11/13/2028(a)(f)		$2,700,000	2,944,102
VRN, (fixed rate to 11/13/2033, variable rate thereafter), 9.25%, 11/13/2033(a)(f)		1,600,000	1,848,019
Total Switzerland			4,792,121
Principal Amount		Value

THAILAND—1.8%
Bangkok Bank PCL
9.03%, 03/15/2029(a)	$1,200,000	$ 1,358,060
VRN, (fixed rate to 09/25/2029, variable rate thereafter), 3.73%, 09/25/2034(a)(b)	6,900,000	6,285,338
Muangthai Capital PCL, 6.88%, 09/30/2028(a)(c)	2,624,000	2,623,864
Thaioil Treasury Center Co. Ltd., 4.88%, 01/23/2043(a)	2,800,000	2,272,720
Total Thailand		12,539,982
UNITED ARAB EMIRATES—2.2%
DP World Ltd., 6.85%, 07/02/2037(a)	2,700,000	2,902,727
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 03/31/2036(a)(c)	7,237,000	5,973,859
MAF Global Securities Ltd.
VRN, (fixed rate to 03/20/2026, variable rate thereafter), 6.38%, 03/20/2026(a)(f)	1,500,000	1,491,307
VRN, (fixed rate to 06/30/2027, variable rate thereafter), 7.88%, 06/30/2027(a)(f)	5,000,000	5,135,205
Total United Arab Emirates		15,503,098
UNITED KINGDOM—3.9%
HSBC Holdings PLC
VRN, (fixed rate to 03/07/2028, variable rate thereafter), 8.00%, 03/07/2028(f)	6,700,000	7,051,301
(fixed rate to 11/03/2027, variable rate thereafter), 7.39%, 11/03/2028(b)	3,500,000	3,706,545
Standard Chartered PLC
VRN, (fixed rate to 11/16/2027, variable rate thereafter), 7.77%, 11/16/2028(a)(b)	3,000,000	3,200,292
VRN, (fixed rate to 01/09/2028, variable rate thereafter), 6.30%, 01/09/2029(a)(b)	7,276,000	7,504,294
VRN, (fixed rate to 03/08/2030, variable rate thereafter), 7.88%, 03/08/2030(a)(f)	5,000,000	5,159,265
Total United Kingdom		26,621,697
UNITED STATES—1.2%
Hyundai Capital America
6.38%, 04/08/2030(a)(b)	5,100,000	5,340,306
5.40%, 01/08/2031(a)(b)	2,800,000	2,816,689
Total United States		8,156,995
UZBEKISTAN—0.3%
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/2031(a)	2,348,000	2,330,036
VIETNAM—0.5%
Mong Duong Finance Holdings BV, 5.13%, 05/07/2029(a)(b)(c)	3,286,164	3,155,184
Total Corporate Bonds		537,906,475

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2025
abrdn Asia-Pacific Income Fund, Inc.

Principal Amount		Value
SHORT-TERM INVESTMENT—1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.33%(g)	7,395,134	$ 7,395,134
Total Short-Term Investment		7,395,134
Total Investments (Cost $1,198,512,162)—157.7%		1,088,678,955
Long Term Debt Securities		(326,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(100,000,000)
Other Assets in Excess of Liabilities—4.0%		27,455,926
Net Assets—100.0%		$690,134,881

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	The maturity date presented for these instruments represents the next call/put date.
(c)	Sinkable security.
(d)	Security is in default.
(e)	Illiquid security.
(f)	Perpetual maturity. Maturity date presented represents the next call date.
(g)	The rate shown is the 7 day yield as of January 31, 2025.

AUD	Australian Dollar
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
DOP	Dominican Republic Peso
EMTN	Euro Medium Term Note
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstan Tenge
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PKR	Pakistan Rupee
PLC	Public Limited Company
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
UYU	Uruguayan Peso
VRN	Variable Rate Note
ZAR	South African Rand

As of January 31, 2025, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Korea Treasury Bond - 10 Year	490	3/18/2025	$40,352,495	$39,867,722	$(484,773)
Ultra United States Treasury Note 10 Year	209	3/20/2025	25,834,756	24,759,969	(1,074,787)
United States Treasury Note 6%—5 Year	374	3/31/2025	39,948,455	39,790,093	(158,362)
					$(1,717,922)
Short Contract Positions
United States Treasury Note 6%—10 year	(140)	3/20/2025	$(15,421,655)	$(15,238,125)	$183,530
					$(1,534,392)

As of January 31, 2025, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
04/04/2025	Royal Bank of Canada	AUD	51,416,955	USD	31,933,076	$31,974,350	$41,274
Chinese Yuan Renminbi Offshore/United States Dollar
02/28/2025	Citibank N.A.	CNH	257,689,905	USD	35,777,806	35,222,953	(554,853)
Singapore Dollar/United States Dollar
02/07/2025	Citibank N.A.	SGD	43,948,312	USD	33,161,878	32,343,212	(818,666)
04/25/2025	Citibank N.A.	SGD	43,948,312	USD	32,573,897	32,444,965	(128,932)
South Korean Won/United States Dollar
02/14/2025	Citibank N.A.	KRW	19,996,988,746	USD	14,116,185	13,737,767	(378,418)
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of January 31, 2025
abrdn Asia-Pacific Income Fund, Inc.

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Thai Baht/United States Dollar
03/07/2025	UBS AG	THB	715,283,560	USD	20,865,672	$21,280,724	$415,052
						$167,003,971	$(1,424,543)

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
04/04/2025	HSBC Bank PLC	USD	32,183,378	AUD	51,416,955	$31,974,350	$209,028
United States Dollar/Indonesian Rupiah
02/26/2025	Royal Bank of Canada	USD	20,571,512	IDR	330,490,181,000	20,248,497	323,015
United States Dollar/Mexican Peso
02/13/2025	HSBC Bank PLC	USD	11,121,940	MXN	232,000,400	11,182,423	(60,483)
United States Dollar/Philippine Peso
04/04/2025	Citibank N.A.	USD	39,467,281	PHP	2,319,899,770	39,649,629	(182,348)
United States Dollar/Singapore Dollar
02/07/2025	Citibank N.A.	USD	32,471,923	SGD	43,948,312	32,343,212	128,711
						$135,398,111	$417,923
Unrealized appreciation on forward foreign currency exchange contracts							$1,117,080
Unrealized depreciation on forward foreign currency exchange contracts							$(2,123,700)

As of January 31, 2025, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Paid Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
USD	25,000,000	03/17/2033	Citigroup	Receive	12-month SOFR	3.38%	Annually	$-	$1,562,192	$1,562,192
USD	20,000,000	03/17/2032	Citigroup	Receive	12-month SOFR	3.40%	Annually	-	1,110,869	1,110,869
USD	31,000,000	08/23/2029	Citigroup	Receive	12-month SOFR	3.40%	Annually	(258)	1,020,933	1,021,191
								$(258)	$3,693,994	$3,694,252

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Directors (the "Board") designated abrdn Asia Limited (“abrdn Asia” or the “Investment Manager”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Investment Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
8